SUMMARY OF RELATIONSHIP WITH COMPANY (Details)	6 Months Ended
Sep. 30, 2024
Claire Luk (“Ms. Luk”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director of the Company